Recapitalization and Preferred Shares (Details Narrative) - USD ($)	1 Months Ended
	Mar. 23, 2017	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 24, 2017
Number of common shares issued, pre-split (in shares)	2,351,355
Number of common shares retired, pre-split (in shares)	5,000,000
Number of common shares issued in private placement, pre-split (in shares)	476,092
Value of common shares issued in private placement	$ 600,000
Common stock shares outstanding		47,147,804	42,661,228	38,000,663	38,000,663
Series B Convertible Preferred Stock [Member]
Number of convertible preferred shares issued, pre-split (in shares)	27,027
Value of preferred shares issued in private placement	$ 250,000
Convertible preferred stock, shares issued upon conversion		1,120,000
Series A Convertible Preferred Stock [Member]
Number of convertible preferred shares issued, pre-split (in shares)	324,327
Convertible preferred stock, shares issued upon conversion	3,000,000	10,660,000
Common stock shares outstanding		47,747,804